Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Operating activities:
Net income	$ 18,696	¥ 128,689	¥ 91,333	¥ 107,793
Adjustments to reconcile net income to net cash provided by operating activities:
Loss/(gain) on disposal of property, plant and equipment	(32)	(223)	(87)	23
Depreciation of property, plant and equipment	6,662	45,860	45,545	45,988
Amortization of intangible assets	672	4,621	4,621	4,621
Deferred income taxes	(3,071)	(21,145)	(1,060)	(912)
Provision for doubtful accounts	4,297	29,574	20,251	25,042
Interest on convertible notes	8,648	59,528	49,995	43,412
Amortization of debt issuance costs	573	3,947	3,712	3,610
Share-based compensation	9,042	62,241	58,684	16,535
(Gain)/loss on trading securities			515	(201)
Impairment loss on available-for-sale equity securities	368	2,533	8,361
Changes in operating assets and liabilities:
Trading securities			7,450	(7,531)
Accounts receivable	1,802	12,401	5,093	(19,273)
Inventories	(1,034)	(7,114)	(10,621)	(2,059)
Prepaid expenses and other receivables	1,020	7,023	(4,789)	17,410
Non-current deposits	2	12	11	12
Accounts payable	(144)	(991)	575	2,251
Accrued expenses and other payables	(369)	(2,541)	(28,866)	276
Deferred revenue	45,667	314,338	259,392	299,186
Amounts due to related parties	(7,246)	(49,879)	31,882	(545)
Income tax payable	415	2,859	(1,557)	7,510
Other non-current liabilities	6,668	45,899	40,557	51,718
Net cash provided by operating activities	92,636	637,632	580,997	594,866
Investing activities:
Purchase of property, plant and equipment	(3,587)	(24,693)	(16,630)	(37,797)
Proceeds from disposal of property, plant and equipment	40	272	150	13
Acquisition of available-for-sale equity securities	(9,611)	(66,154)		(4,647)
Net cash used in investing activities	(13,158)	(90,575)	(16,480)	(42,431)
Financing activities:
Repayment of bank loan	(8,717)	(60,000)	(60,000)	(60,000)
Proceeds from bank loan			60,000	60,000
Payment for dividends to holder of non-controlling interests			(1,646)
Net cash used in financing activities	(8,717)	(60,000)	(1,646)
Effect of foreign currency exchange rate change on cash and cash equivalents	2,148	14,785	8,896	1,319
Net increase in cash and cash equivalents	72,909	501,842	571,767	553,754
Cash and cash equivalents at beginning of year	437,067	3,008,422	2,436,655	1,882,901
Cash and cash equivalents at end of year	509,976	3,510,264	3,008,422	2,436,655
Non-cash investing activity:
Payable for property, plant and equipment	83	572	235
Supplemental disclosures of cash flow information:
Cash paid during the year for income taxes	8,355	57,506	52,967	47,234
Cash refund during the year for income taxes	232	1,598	350	18,404
Cash paid for interest, net of capitalized interest	$ 13,665	¥ 94,057	¥ 49,572	¥ 49,892